L. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income or loss from operations before income taxes

The sources of our income or loss from operations before income taxes were as follows:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Domestic	$(684)	$(3,077)	$(3,513)
Foreign loss	(722)	2,132	(1,815)
Total loss	$(1,406)	$(945)	$(5,328)

Net deferred tax assets and liabilities

At December 31, the net deferred tax assets and liabilities are comprised of the following approximate amounts:

	2013	2012
	(in thousands)
NOL Carryforward	$14,908	$22,673
Inventory reserves	489	389
Stock compensation	624	511
Fixed assets and intangibles	(1,631)	1,582)
Impairment loss	(615)	(614)
Other	335	267
	14,110	21,644
Less valuation allowance	(14,110)	(21,644)
Deferred tax assets, net	$–	$–

Effective income tax rate

A reconciliation of the U.S. federal income tax rate of 34% for the years ended December 31, 2013, 2012 and 2011 to the Company’s effective income tax rate follows:

	2013	2012	2011
	(in thousands)
Expected (benefit) taxes	$(467)	$(293)	$(1,808)
Non-deductible expenses	619	(760)	1,003
(Decrease) Increase in valuation allowance	(7,533)	1,545	845
Section 382 limitation	7,423
Other	(42)	(492)	(40)
Tax expense	$–	$–	$–